Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jan. 31, 2023
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning			1,593,433
Weighted-Average Exercise Price (in dollars per share), Beginning			$ 45.54
Weighted-Average Remaining Contractual Life (years)			4 years 3 months 18 days		4 years 1 month 6 days
Aggregate Intrinsic Value	$ 41.9		$ 41.9		$ 45.7
Granted, shares (in shares)	2,553	92,422	278,845	354,699
Granted, weighted-average exercise price (in dollars per share)			$ 80.10
Exercised, shares (in shares)			(201,511)
Exercised, weighted-average exercise price (in dollars per share)			$ 30.87
Forfeited, shares (in shares)			(13,323)
Forfeited, weighted-average exercise price (in dollars per share)			$ 61.52
Number of Stock Options Outstanding (in shares), Ending	1,657,444		1,657,444		1,593,433
Weighted-Average Exercise Price (in dollars per share), Ending	$ 51.83		$ 51.83		$ 45.54
Vested or expected to vest, shares (in shares)	1,657,444		1,657,444
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 51.83		$ 51.83
Vested or expected to vest, weighted-average remaining contractual life (Year)			4 years 3 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 41.9		$ 41.9
Exercisable, shares (in shares)	918,043		918,043
Exercisable, weighted-average exercise price (in dollars per share)	$ 41.39		$ 41.39
Exercisable, weighted-average remaining contractual life (Year)			3 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 32.2		$ 32.2